Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	SHELTON GREATER CHINA FUND
CIK	dei_EntityCentralIndexKey	0000836267
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 29, 2013
Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
Shelton Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Fund (Summary)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	Shelton Greater China Fund’s (the "Fund") investment objective is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions and transfer taxes on foreign securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio. This reflects a reduction in the turnover rate from the 2011 fiscal year which was 206%. This reduction was due to the completion of the restructuring of the portfolio from Taiwan specific securities to that of the Greater China region and the change from a closed-end to an open-end fund.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	81.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund’s objective is long-term capital appreciation by investing primarily in companies that (i) are domiciled in, or traded on exchanges located in the Greater China region, specifically Taiwan, Hong Kong, Singapore and the People's Republic of China or (ii) have derived or are expected to derive in the company's current fiscal year (measured as of the time of original investment) a significant portion (at least 50%) of their revenues by exporting to or importing from, trading with or operating in mainland China. A company meeting the requirements of either items (i) or (ii) of the previous sentence is defined as a "Greater China Company."

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets in the common and preferred stocks of Greater China Companies. Net assets would typically include borrowings for investment purposes; however, the Fund has no present intent to borrow.

A company is considered to be domiciled in, or traded on exchanges located in a country if it (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country, or (iii) has the primary trading markets for its securities in that country, or (iv) is controlled by a governmental entity or agency, instrumentality or a political subdivision of that country.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund’s objective is long-term capital appreciation by investing primarily in companies that (i) are domiciled in, or traded on exchanges located in the Greater China region, specifically Taiwan, Hong Kong, Singapore and the People's Republic of China or (ii) have derived or are expected to derive in the company's current fiscal year (measured as of the time of original investment) a significant portion (at least 50%) of their revenues by exporting to or importing from, trading with or operating in mainland China.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Emerging Markets Risk: The countries of the Greater China region are considered to be emerging market countries. Investment in these markets involves certain risks that are unlike investments in developed markets like the United States or Western Europe and include, but are not limited to: (i) fluctuations in foreign exchange rates; (ii) foreign financial, economic, political and social developments; (iii) different legal systems; (iv) the possible imposition of exchange controls and other foreign governmental laws and restrictions, including expropriation; (v) lower trading volume; (vi) different trading and settlement practices; (vii) much greater price volatility and illiquidity; (viii) less governmental supervision; (ix) changes in currency rates; (x) high and volatile inflation rates; (xi) fluctuating interest rates; (xii) less publicly available information; (xiii) different accounting, auditing and financial recordkeeping standards and requirements; (xiv) confiscatory taxation; and (xv) increased costs associated with and difficulty in obtaining or enforcing a court judgment.

Equity Risk: The Fund’s shares will be sensitive to the fluctuation of the stock prices for companies in which it invests. The value of equity investments tends to rise and fall more rapidly than other investments such as fixed income and money market instruments and the net result would be more volatility. Additionally, because the Fund’s strategy is to invest a significant portion of its net assets in the common stocks of Greater China companies, there is a risk that an issuer that is treated as an eligible portfolio company because it is expected to derive a significant portion of its revenues from exports to or operations in mainland China may not actually derive a significant portion of its revenues from Chinese exports or operations. As a result, the Fund’s portfolio may not be as closely linked to the Chinese economy.

Market Risk: The securities markets of the Greater China region are not as large as the U.S. securities markets and have substantially less trading volume, which may result in a lack of liquidity and high price volatility relative to the U.S. securities markets. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors (including investment funds and other institutional investors), particularly in the Chinese securities markets. As a consequence, the performance of a single company or a small group of companies could have a much greater impact on the securities markets of the Greater China region than they would have on the U.S. securities market, which can result in higher price volatility in such foreign securities markets.

In addition to their smaller size and lesser liquidity, the securities markets of the Greater China region are less developed than U.S. securities markets. Regulatory standards are, in many respects, less stringent than U.S. standards. There generally is less government supervision and regulation of exchanges, brokers and issuers in the securities markets of the Greater China region than there is in the United States. Furthermore, there is a lower level of monitoring and oversight of the markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Consequently, the prices at which the Fund may acquire investments may be affected by other market participants’ anticipation of our investment decisions, by insider trading (trading by persons with material non-public information) and by securities transactions by brokers in anticipation of our transactions in particular securities. Some of these practices would generally be considered unlawful if conducted in the U.S. securities markets.

Reporting Standards Risk: Accounting, auditing and financial reporting standards and requirements in the securities markets of the Greater China region differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

Political, Social and Economic Risk: Investments in the Greater China region involve certain risks and special considerations not typically associated with investments in the United States, such as greater government control over the economy, political and legal uncertainty and the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. The value of the Fund’s assets may be adversely affected by these political, economic, social and religious instabilities, as well as inadequate investor protection, changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region), international relations with other nations, natural disasters, medical emergencies, corruption and military activity.

The Greater China region, and particularly China, may be adversely affected by political, military, economic and other factors related to North Korea. In addition China's border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many countries in the Greater China region differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain countries in the Greater China region are highly dependent upon and may be affected by developments in the United States, Europe and other economies in the Greater China region.

Currency Risk: There is the risk that the value of one or more of the foreign currencies in which the Fund's investments are denominated (these are anticipated to be: the US dollar, the Renminbi, the Hong Kong dollar, the New Taiwan dollar and the Singapore dollar) will increase or decrease against the value of the U.S. dollar, which will affect the value of the Fund’s share price. The value of a foreign investment may decline in U.S. dollar terms because of the changing value of a currency. This is referred to as that currency weakening against the U.S. dollar. While the Fund may hedge currency risks, the Advisor does not anticipate doing so at this time. Therefore, you should carefully consider the risk of currency devaluations and fluctuations and the effect these may have on the Fund in determining whether to invest in the Fund.

Additionally, countries in the Greater China region may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls could impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Recent Events Risk: Recent developments in the U.S. and foreign financial markets illustrate the current environment is one of extraordinary and possibly unprecedented uncertainty. Conditions in the debt and equity capital markets in the United States and abroad have caused firms in the financial services sector to take significant losses relating to, among other things, subprime mortgages and the re-pricing of credit risk in the broadly syndicated loan market, which has generally made it costlier for investors to insure against defaults on such debt. The regulation of these markets and the participants therein may change as a result of such conditions. The recent instability in the financial markets has led the U.S. government and certain foreign governments to take unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities in which the Fund invests, in unforeseeable ways that could have a material adverse effect on the Fund’s business and operations. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

Management: The Fund is actively managed and could experience losses if the Advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that these techniques or the Advisor’s investment decisions will produce the desired results. Additionally legislative, regulatory or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Additionally, as of October 10, 2011, the Fund was converted from a closed-end fund to an open-end fund. Therefore, the Fund’s performance for periods prior to October 10, 2011 may not be representative of performance for future periods. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-995-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-995-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter: 26.02% (Q2, 2009) Worst Quarter: -27.15% (Q4, 2008)

Year to date performance as of 3/31/13: -1.69%

Date of inception: May 12, 1989

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Bar Chart, Reason Selected Class Different from Immediately Preceding Period	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	Additionally, as of October 10, 2011, the Fund was converted from a closed-end fund to an open-end fund. Therefore, the Fund’s performance for periods prior to October 10, 2011 may not be representative of performance for future periods.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(1.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/12)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Also, effective July 31, 2011, the Fund began using the MSCI Golden Dragon Index (net of foreign withholding taxes) as its benchmark index. The Fund’s previous benchmark was the Taiwan Stock Exchange Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Effective June 13, 2011, the Fund changed its investment focus from the Republic of China ("Taiwan") to the Greater China region. Therefore, returns for periods prior to June 2011 may not be representative of returns for future periods.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Effective June 13, 2011, the Fund changed its investment focus from the Republic of China ("Taiwan") to the Greater China region. Therefore, returns for periods prior to June 2011 may not be representative of returns for future periods. Also, effective July 31, 2011, the Fund began using the MSCI Golden Dragon Index (net of foreign withholding taxes) as its benchmark index. The Fund’s previous benchmark was the Taiwan Stock Exchange Index.

Shelton Greater China Fund | MSCI Golden Dragon Index (net of foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.19%
5 Years	rr_AverageAnnualReturnYear05	(1.10%)
10 Years	rr_AverageAnnualReturnYear10	12.89%
Shelton Greater China Fund | Shelton Greater China Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGCFX
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Other Expenses	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	2.17%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	175
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	636
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,123
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,468
2003	rr_AnnualReturn2003	18.78%
2004	rr_AnnualReturn2004	4.94%
2005	rr_AnnualReturn2005	9.31%
2006	rr_AnnualReturn2006	20.44%
2007	rr_AnnualReturn2007	13.44%
2008	rr_AnnualReturn2008	(52.49%)
2009	rr_AnnualReturn2009	88.45%
2010	rr_AnnualReturn2010	12.12%
2011	rr_AnnualReturn2011	(24.72%)
2012	rr_AnnualReturn2012	17.49%
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
10 Years	rr_AverageAnnualReturnYear10	5.15%
Shelton Greater China Fund | Shelton Greater China Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
10 Years	rr_AverageAnnualReturnYear10	5.10%
Shelton Greater China Fund | Shelton Greater China Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	(1.98%)
10 Years	rr_AverageAnnualReturnYear10	4.47%

[1]	The Fund's investment manager, Shelton Capital Management, voluntarily agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses) exceed 1.75% until October 9, 2012. For the reporting period, the Fund's net operating expenses were 1.72% after expense reimbursement. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Shelton Capital Management has further agreed to, effective May 1, 2013, reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses) exceed 1.98% until June 1, 2014. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.